Net Income (Loss) Per Share (Successor)	6 Months Ended
Jun. 30, 2026
Net Income (Loss) Per Share (Successor) [Abstract]
NET INCOME (LOSS) PER SHARE (SUCCESSOR)

NOTE 11. NET INCOME (LOSS) PER SHARE (SUCCESSOR)

Basic net income (loss) per share for the three months ended June 30, 2026 and the period from March 4, 2026 through June 30, 2026 is calculated by dividing net income (loss) available to Class A common stockholders by the weighted average number of shares of Class A common stock outstanding during the period. Net income (loss) available to Class A common stockholders excludes net income (loss) attributable to non-controlling interests, dividends on Series A Redeemable Preferred Stock, dividends on Series B Convertible Redeemable Preferred Stock, dividends on unvested RSUs, and allocations of undistributed earning to participating securities. Weighted average shares outstanding includes 937,500 shares underlying the Preferred Investor Warrants as they are issuable for nominal consideration with no contingencies to exercise and excludes 1,851,161 Earnout Shares as they are subject to forfeiture.

Unvested RSUs and Series B Convertible Redeemable Preferred Stock constitute participating securities under ASC 260. For the three months ended June 30, 2026, undistributed earnings were allocated to the participating securities under the two-class method based on their contractual rights to participate in distributions. For the period from March 4, 2026 through June 30, 2026, no losses were allocated to the participating securities under the two-class method as the securities are not contractually obligated to share in losses.

The following potential common shares were excluded from the calculation of diluted net income (loss) per share for the three months ended June 30, 2026 and the period from March 4, 2026 through June 30, 2026 because their inclusion would have been antidilutive:

●	the assumed exchange of EQV Holdings Common Units for Class A Common Stock;

●	the assumed vesting and issuance of Class A Common Stock underlying unvested RSUs;

●	the assumed exercise of Presidio Public Warrants and Presidio Private Warrants for Class A Common Stock;

●	the assumed conversion of Series B Convertible Redeemable Preferred Stock into Class A Common Stock.

The contingently returnable Earnout Shares were also excluded from the diluted net income (loss) per share calculation because the conditions for vesting would not have been satisfied if the reporting period were the end of the contingency period.

The following table summarizes the calculation of basic and diluted net income (loss) per share of Class A Common Stock:

	Successor
	Three Months Ended	March 4, 2026 to
(in thousands, except per share amounts)	June 30, 2026	June 30, 2026
Net income (loss) attributable to Presidio Production Company	$14,425	$(10,994)
Less: Series A redeemable preferred stock dividends	(3,761)	(4,886)
Less: Series B convertible redeemable preferred stock dividends	(275)	(275)
Less: Unvested RSU dividends	(219)	(219)
Less: Allocation to participating securities (two-class method)	(1,141)	—
Net income (loss) available to Class A common stockholders	$9,029	$(16,374)

Weighted average Class A common stock outstanding:
Basic	26,756,317	26,751,925
Diluted	26,756,317	26,751,925

Net income (loss) per Class A common stock
Basic	$0.34	$(0.61)
Diluted	$0.34	$(0.61)